United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21249

(Investment Company Act File Number)

Federated Premier Intermediate Municipal Income Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 08/31/14

Item 1. Schedule of Investments

Federated Premier Intermediate Municipal Income Fund
Portfolio of Investments
August 31, 2014 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.6%
		Arizona—2.8%
$1,000,000		Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2004A), 5.375% (Catholic Healthcare West), 7/1/2023	$1,004,180
1,690,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,913,502
1,000,000		Pima County, AZ Regional Transportation Authority, Transportation Excise Tax Revenue Bonds (Series 2014), 5.00% (Pima County, AZ Regional Transportation Fund), 6/1/2026	1,196,260
320,000	[1,2]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	360,173
		TOTAL	4,474,115
		California—14.1%
1,000,000		Alameda Corridor Transportation Authority, CA, Senior Lien Refunding Revenue Bonds (Series 2013A), 5.00% (Assured Guaranty Municipal Corp. INS), 10/1/2028	1,149,460
1,115,000		Bay Area Toll Authority, CA, San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2024	1,286,821
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2011A), 5.25% (Catholic Healthcare West), 3/1/2027	1,695,285
1,250,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2012A), 5.00% (Scripps Health), 11/15/2032	1,400,750
300,000		California School Finance Authority, School Facility Revenue Bonds (Series 2014A), 5.000% (KIPP LA), 07/01/2034	312,042
1,705,000		California State, Refunding Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund), 7/1/2018	1,981,500
1,500,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2027	1,782,075
1,340,000		California Statewide CDA, Revenue Bonds (Series 2007), 5.00% (Inland Regional Center), 12/1/2017	1,428,226
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-1), 5.50% Mandatory Tender 1/15/2023	1,157,490
165,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2028	180,068
1,500,000		Los Angeles, CA USDT, UT GO Refunding Bonds (Series 2014C), 5.00%, 7/1/2030	1,783,455
1,385,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	1,759,171
1,335,000		Sacramento, CA Municipal Utility District, Electric Revenue Refunding Bonds (Series 2012Y), 5.00%, 8/15/2028	1,568,905
1,000,000		San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00% (San Diego, CA Wastewater System), 5/15/2016	1,083,310
1,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Private Activity Bonds (Series 2010C), 5.00%, 5/1/2021	1,174,770
1,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,093,900
1,680,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,925,885
		TOTAL	22,763,113
		Colorado—4.6%
2,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2011A), 5.25% (Catholic Health Initiatives), 2/1/2031	2,235,040
1,000,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2027	1,076,950
600,000		Denver (City & County), CO, Airport System Revenue Bonds (Series 2009A), 5.00% (Denver, CO City & County Airport Authority), 11/15/2016	659,226
1,000,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375% (Original Issue Yield: 5.40%), 9/1/2026	1,108,190
1,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,274,680
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	508,785
510,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.00%, 12/1/2033	518,277
		TOTAL	7,381,148
		Connecticut—1.5%
2,150,000		Connecticut State HEFA, Revenue Bonds (Series 2014E), 5.00% (Yale-New Haven Hospital), 7/1/2031	2,466,523
		District of Columbia—0.8%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 2/1/2016	1,056,490

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$250,000		District of Columbia, Revenue Bonds (Series 2013A), 6.00% (KIPP DC), 7/1/2033	$289,525
		TOTAL	1,346,015
		Florida—6.1%
1,000,000		Atlantic Beach, FL Health Care Facilities, Revenue & Refunding Bonds (Series 2013A), 5.00% (Fleet Landing Project, FL), 11/15/2028	1,075,560
2,300,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.00%, 10/1/2027	2,648,197
675,000		JEA, FL Water & Sewer System, Water and Sewer System Revenue Bonds (Series 2014A), 5.00%, 10/1/2029	796,000
500,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.00%, 5/1/2029	519,210
500,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2020	543,250
1,000,000		Palm Beach County, FL Health Facilities Authority, Entrance Fee Redemption Bonds (Series 2014C), 6.00% (Sinai Residences of Boca Raton), 6/1/2021	1,070,830
5,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.375%, 5/1/2017	5,048
615,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2), 6.375%, 5/1/2017	389,203
210,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.375%, 5/1/2017	2
150,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-1), 6.375%, 5/1/2017	148,558
75,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2) 0.00% (Step Coupon 5/1/2017@6.61%), 5/1/2039	54,942
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3) 0.00% (Step Coupon 5/1/2019@6.61%), 5/1/2040	104,461
90,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4) 0.00% (Step Coupon 5/1/2022@6.61%), 5/1/2040	39,772
2,390,000		University of Central Florida Athletics Association, Inc., FL, COPs (Series 2004A), 5.125% (FGIC and National Public Finance Guarantee Corporation INS), 10/1/2022 (United States Treasury PRF 10/01/14 @ 100)	2,400,325
		TOTAL	9,795,358
		Georgia—2.7%
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2020	1,182,290
1,500,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,846,665
1,250,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.40% (Eastside Tax Allocation District)/(Original Issue Yield: 5.50%), 1/1/2020	1,293,675
		TOTAL	4,322,630
		Guam—0.8%
1,250,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.00%, 12/1/2015	1,303,837
		Idaho—0.6%
875,000		Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 7.375% (Terraces of Boise)/(Original Issue Yield: 7.50%), 10/1/2029	911,225
		Illinois—8.8%
1,600,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 01/01/2035	1,761,568
1,325,000		Chicago, IL Sales Tax, Refunding Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2019	1,374,330
700,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	709,975
1,000,000		Chicago, IL, GO Bonds (Series 2014A), 5.25%, 1/1/2033	1,061,310
875,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place), 5/15/2025	878,430
500,000		Illinois Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Loyola University of Chicago), 7/1/2026	560,845
1,000,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2005A), 5.00% (Depaul University), 10/1/2014	1,004,230
2,000,000		Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2016	2,167,660
1,500,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013A), 5.00%, 1/1/2030	1,716,255
635,000		Illinois State, UT GO Bonds (Series of May 2014), 5.000%, 05/01/2033	671,894
1,255,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,361,411
1,000,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2015	1,032,350
		TOTAL	14,300,258

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—3.7%
$1,050,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2014	$1,058,201
930,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2030	1,072,634
2,000,000		Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00% (CWA Authority), 10/1/2032	2,308,260
1,300,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	1,559,753
		TOTAL	5,998,848
		Iowa—0.5%
800,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	842,952
		Louisiana—1.2%
981,000	[3,4]	Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	363,480
1,000,000		Louisiana State Citizens Property Insurance Corp., Refunding Revenue Bonds (Series 2012), 5.00%, 6/1/2024	1,152,250
470,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% (Valero Energy Corp.), Mandatory Tender 6/1/2022	500,278
		TOTAL	2,016,008
		Maine—0.5%
665,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (MaineGeneral Medical Center), 7/1/2032	775,304
		Maryland—0.9%
175,000		Maryland State EDC, Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	192,530
1,000,000		Maryland State EDC, Revenue Bonds (Series A), 5.125% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.25%), 6/1/2020	1,099,580
200,000		Westminster, MD, Revenue Bonds (Series 2014A), 6.00% (Lutheran Village at Miller's Grant, Inc.), 7/1/2034	200,866
		TOTAL	1,492,976
		Massachusetts—2.5%
2,000,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2024	2,253,700
1,030,000		Massachusetts HEFA, Revenue Bonds (Series 2010A), 5.00% (Northeastern University), 10/1/2023	1,207,582
500,000		Massachusetts State Development Finance Agency, Revenue Bonds (Series 2012), 5.00% (Northeastern University), 10/1/2029	567,875
		TOTAL	4,029,157
		Michigan—4.6%
1,500,000		Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.00%, 10/15/2016	1,641,315
1,500,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2029	1,623,480
750,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-3), 5.00% (Detroit, MI Sewage Disposal System)/(Assured Guaranty Municipal Corp. INS), 7/1/2032	806,048
2,000,000		Royal Oak, MI Hospital Finance Authority, Refunding Revenue Bonds (Series 2014D), 5.00% (William Beaumont Hospital, MI), 9/1/2033	2,213,520
1,035,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2021	1,181,628
		TOTAL	7,465,991
		Minnesota—0.7%
1,000,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2022	1,209,870
		Nevada—0.5%
720,000		North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.00% (Aliante SID No. 60)/(Original Issue Yield: 5.05%), 12/1/2017	727,474
		New Jersey—4.5%
1,500,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2020	1,730,880
2,500,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2014PP), 5.00% (New Jersey State), 6/15/2031	2,784,425
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2032	1,691,370
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1A), 4.50%, 6/1/2023	988,190
		TOTAL	7,194,865
		New Mexico—0.7%
1,000,000		Farmington, NM, PCR Revenue Refunding Bonds (Series A), 5.20% (Public Service Co., NM), Mandatory Tender 6/1/2020	1,128,130

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—10.0%
$750,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2008), 5.75%, 7/15/2018	$856,905
1,000,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2011A), 5.25% (Buffalo, NY City School District), 5/1/2027	1,181,290
1,000,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2013A), 5.00% (MTA Transportation Revenue), 11/15/2031	1,142,390
1,500,000		New York City, NY TFA , Future Tax Secured Subordinate Bonds (Series Fiscal 2011D), 5.00%, 2/1/2019	1,754,025
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.00%, 8/1/2030	1,158,910
10,000		New York City, NY, UT GO Bonds (Series 2002D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	10,040
250,000		New York City, NY, UT GO Bonds (Series 2014G), 5.00%, 8/1/2030	291,663
1,000,000		New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.00% (4 World Trade Center), 11/15/2031	1,117,780
2,000,000		New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 1), 5.00% (7 World Trade Center LLC), 9/15/2028	2,337,320
2,250,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00% (New York State Thruway Authority - General Revenue), 5/1/2019	2,623,612
1,000,000		New York State Urban Development Corp., State Personal Income Tax Revenue Bonds (Series 2013C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2032	1,149,750
665,000		Niagara Area Development Corporation, NY, Solid Waste Disposal Facility Refunding Revenue Bonds (Series 2012B), 4.00% (Covanta Energy Corp.), 11/1/2024	673,180
1,800,000		Rockland County, NY, Public Improvement LT GO Bonds (Series 2014C), 3.000%, (Assured Guaranty Municipal Corp. INS), 5/1/2018	1,903,194
		TOTAL	16,200,059
		Ohio—4.4%
1,000,000		Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,094,940
2,135,000		Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital), 11/1/2019	2,471,604
695,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.), 2/15/2027	719,707
1,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2029	1,738,380
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2033	1,159,670
		TOTAL	7,184,301
		Oregon—0.3%
500,000	[1,2]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	498,020
		Pennsylvania—3.0%
435,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	456,485
2,000,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2026	2,183,360
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,071,890
1,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012B), 5.00% (Temple University Health System Obligated Group), 7/1/2018	1,065,990
		TOTAL	4,777,725
		Puerto Rico—0.7%
1,300,000		Commonwealth of Puerto Rico, GO Bonds (Series 2014A), 8.000%(Original Issue Yield: 8.727%), 07/01/2035	1,191,086
		South Carolina—1.4%
2,000,000		Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2010A-3), 5.00%, 1/1/2024	2,281,300
		South Dakota—1.0%
1,500,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2027	1,661,790
		Tennessee—1.1%
1,500,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs & Co. GTD), 9/1/2021	1,732,305
		Texas—11.9%
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2033	1,076,140
270,000		Clifton Higher Education Finance Corporation, TX, 6.00% (Idea Public Schools), 8/15/2033	317,669
500,000		Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2032	543,025
1,500,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2013B), 5.00%, 11/1/2030	1,703,130
1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional Health System), 9/1/2014	1,000,350

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2014A), 5.00% (Wise Regional Health System)/(Original Issue Yield: 5.05%), 9/1/2034	$1,030,650
1,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2018	1,147,820
500,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.00%, 11/15/2028	604,560
1,525,000		Houston, TX Higher Education Finance Corp., Education Revenue & Refunding Bonds (Series 2014A), 5.00% (Harmony Public Schools)/(PSFG GTD), 2/15/2033	1,761,009
500,000		Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2012A), 5.00% (Cosmos Foundation, Inc.), 2/15/2032	540,680
1,300,000		Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2013), 5.00% (LCRA Transmission Services Corp.), 5/15/2024	1,517,347
500,000		North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 5.00% (North Texas Toll Authority Special Projects System), 9/1/2021	604,495
415,000		Red River, TX HFDC, Retirement Facility Revenue Bonds (Series 2014A), 7.500%, (MRC The Crossings)/(Original Issue Yield: 7.55%), 11/15/2034	455,969
545,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2016	567,977
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	520,390
1,500,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.250%, (Bank of America Corp. GTD), 12/15/2026	1,858,185
1,270,000		University of Texas System (The Board of Regents of), Revenue Bonds (Series 2004B), 5.25%, 8/15/2019	1,523,822
2,235,000		West Harris County, TX Regional Water Authority, Water System Revenue Bonds (Series 2006), 5.00% (AMBAC INS), 12/15/2021	2,387,002
		TOTAL	19,160,220
		Virginia—0.3%
500,000		Chesapeake, VA, Senior Toll Road Revenue Bonds (Series 2012A), 5.00% (Chesapeake, VA Transportation System), 7/15/2022	563,195
		Washington—2.4%
1,000,000		Port of Seattle, WA, LT GO Refunding Bonds (Series 2013A), 5.00%, 11/1/2021	1,222,640
1,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2029	1,080,040
1,500,000	[1,2]	Washington State Housing Finance Commission, Tax-Exempt Mandatory Paydown Securities (Series 2014B-1), 5.875% (Rockwood Retirement Communities), 1/1/2021	1,509,570
		TOTAL	3,812,250
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $153,985,009)	161,008,048
		SHORT-TERM MUNICIPALS—0.4%[5]
		New York—0.4%
200,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.040%, 9/2/2014	200,000
500,000		New York City, NY TFA, (Fiscal 1998 Series C) Daily VRDNs, (Morgan Stanley Bank, N.A. LOC), 0.040%, 9/2/2014	500,000
		TOTAL	700,000
		TOTAL SHORT-TERM MUNICIPALS—0.4% (AT AMORTIZED COST)	700,000
		TOTAL MUNICIPAL INVESTMENTS—100% (IDENTIFIED COST $154,685,009)[6]	161,708,048
		OTHER ASSETS AND LIABILITIES—NET[7]	841,722
		LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(46,175,000)
		LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(14,900,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$101,474,770
At August 31, 2014, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
At August 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[4]United States Treasury Long Future	150	$18,867,188	December 2014	$(63,618)
The average notional value of futures contracts held by the Fund throughout the period was $3,257,422. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

Unrealized Depreciation of Futures Contracts is included in “Other Assets and Liabilities, Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these liquid restricted securities amounted to $2,367,763, which represented 2.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2014, these liquid restricted securities amounted to $2,367,763, which represented 2.3% of total net assets.
3	Security in default.
4	Non-income-producing security.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	The cost of investments for federal tax purposes amounts to $154,685,050. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $7,022,998. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,077,457 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,054,459.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total market value at August 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$161,008,048	$—	$161,008,048
Short-Term Municipals	—	700,000	—	700,000
TOTAL SECURITIES	$—	$161,708,048	$—	$161,708,048
OTHER FINANCIAL INSTRUMENTS*	$(63,618)	$—	$—	$(63,618)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
CDA	—Community Development Authority
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
SID	—Special Improvement District
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Premier Intermediate Municipal Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014